DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DEPOSITS [Abstract]
Interest expense on time deposits in denominations of $250,000 or more	$ 820	$ 443
Less than $250,000 [Abstract]
2019	59,685
2020	34,333
2021	14,658
2022	7,969
2023	4,365
Total	121,010
$250,000 or more [Abstract]
2019	30,521
2020	12,681
2021	2,072
2022	1,834
2023	319
Total	47,427	39,200
Total [Abstract]
2019	90,206
2020	47,014
2021	16,730
2022	9,803
2023	4,684
Total	168,437	153,992
Brokered deposits	14,958	27,368
Overdraft deposits	$ 76	$ 53